UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
April 30, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.1%

	Shares	Value
CONSUMER DISCRETIONARY — 5.2%
Bridgepoint Education *	25,580	$551,505
Carter’s *	7,165	389,060
Casual Male Retail Group *	3,550	11,147
Footstar *	60,263	45,197
Group 1 Automotive	16,390	948,653
Kenneth Cole Productions, Cl A *	17,017	271,081
McGraw-Hill	2,510	123,417
Mohawk Industries *	810	54,286
Motorcar Parts of America *	41,401	312,992
Papa John’s International *	5,374	216,465
Sonic Automotive, Cl A	27,240	458,177
Valassis Communications *	15,260	305,200
WMS Industries *	51,503	1,262,338
Xstelos Holdings *	60,263	45,197
Xueda Education Group ADR *	111,218	385,926

		5,380,641

CONSUMER STAPLES — 1.7%
Central Garden and Pet *	18,100	191,498
CVS/Caremark	12,670	565,335
Darling International *	20,560	336,773
Nature’s Sunshine Products *	11,336	175,481
Primo Water *	107,068	160,602
Roundy’s *	4,550	56,329
Snyders-Lance	7,860	203,417

		1,689,435

ENERGY — 9.5%
Alpha Natural Resources *	155,092	2,501,634
Atlas Pipeline Partners	53,530	1,871,409
Capital Product Partners	18,388	160,711
CARBO Ceramics	6,499	546,501
CONSOL Energy	10,459	347,657
Crosstex Energy	17,600	262,240
Dresser-Rand Group *	519	25,265
Eagle Rock Energy Partners	23,631	231,820
EXCO Resources	55,592	408,045
Matrix Service *	2,694	36,773
Noble	21,800	829,708
SandRidge Mississippian Trust II	19,000	438,710
SemGroup, Cl A *	15,888	505,239
StealthGas *	73,884	465,469
Tesco *	28,539	466,042
Union Drilling *	102,063	568,491
Willbros Group *	37,560	202,824

		9,868,538

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 9.9%
Ares Commercial Real Estate *	15,150	$272,397
Berkshire Hathaway, Cl B *	7,920	637,164
CYS Investments	39,820	546,728
Ezcorp, Cl A *	50,302	1,347,591
Federated Investors, Cl B	64,020	1,413,562
Fidelity National Financial, Cl A	8,018	154,507
First American Financial	20,915	350,326
KBW	40,706	693,630
Maiden Holdings	32,440	269,252
MFA Financial	76,010	560,954
New York Community Bancorp	49,200	663,708
Piper Jaffray *	32,420	786,185
Safeguard Scientifics *	87,523	1,431,876
STAG Industrial	41,440	576,845
TD Ameritrade Holding	5,580	104,848
Willis Group Holdings	13,430	489,658

		10,299,231

HEALTH CARE — 10.4%
Affymetrix *	30,011	132,649
Alphatec Holdings *	70,900	154,562
AMN Healthcare Services *	123,298	827,330
CardioNet *	106,831	301,263
Centene *	11,100	439,449
Charles River Laboratories International *	6,770	240,538
Community Health Systems *	8,270	201,292
DaVita *	12,500	1,107,250
Hospira *	28,247	992,034
ISTA Pharmaceuticals *	4,493	40,662
Merit Medical Systems *	33,464	442,394
Natus Medical *	139,760	1,710,662
Palomar Medical Technologies *	18,360	159,732
PSS World Medical *	12,404	296,828
Questcor Pharmaceuticals *	17,460	783,954
Quidel *	24,138	398,760
Rochester Medical *	68,418	688,285
Santarus *	4,321	27,525
Thermo Fisher Scientific	3,010	167,506
Trinity Biotech ADR	100,973	1,163,209
Warner Chilcott, Cl A *	13,040	283,620
Zimmer Holdings	3,330	209,557

		10,769,061

INDUSTRIALS — 20.0%
Actuant, Cl A	17,350	473,135
Alliant Techsystems	8,630	459,979
Allied Defense Group * (A)	38,762	122,100
American Railcar Industries *	15,350	414,143
American Reprographics *	83,945	458,340

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
ATS Automation Tooling Systems *	35,057	$333,042
Blount International *	95,873	1,550,266
Cascade	1,000	47,070
Ceradyne	17,670	447,405
CIRCOR International	7,410	230,599
Colfax *	22,745	770,828
Copart *	54,160	1,430,366
CPI Aerostructures *	8,326	134,798
Diana Containerships	87,590	545,686
Douglas Dynamics	8,212	116,036
Dycom Industries *	15,531	363,270
Edgen Group, Cl A *	7,389	66,501
Esterline Technologies *	24,860	1,702,661
Gardner Denver	14,492	944,009
General Cable *	19,720	580,557
GrafTech International *	14,082	165,323
Harsco	33,240	741,252
Huron Consulting Group *	17,377	612,365
II-VI *	17,410	355,338
Interface, Cl A	64,270	910,063
ITT	3,480	78,161
KAR Auction Services *	74,058	1,364,323
KHD Humboldt Wedag International *	23,049	178,605
Kratos Defense & Security Solutions *	63,609	353,030
Manitowoc	5,770	79,914
MFC Industrial	56,886	425,507
Michael Baker *	10,979	247,357
Mine Safety Appliances	8,440	358,362
Mistras Group *	6,210	145,749
MRC Global *	7,477	146,549
Orbital Sciences *	14,800	185,888
Oshkosh *	10,250	234,007
Quanex Building Products	5,060	93,256
Republic Airways Holdings *	20,524	104,467
Rexnord *	2,453	54,162
Rockwell Collins	5,990	334,781
Spirit Aerosystems Holdings, Cl A *	18,780	469,500
Tennant	903	40,003
Titan International	15,859	458,167
Twin Disc	16,443	360,595
Ultralife *	30,283	152,323
WABCO Holdings *	10,960	690,809
Xerium Technologies *	54,172	254,608

		20,785,255

INFORMATION TECHNOLOGY — 24.8%
Advanced Energy Industries *	75,055	896,157
ATMI *	14,220	298,762

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Benchmark Electronics *	19,520	$309,978
Brocade Communications Systems *	73,820	408,963
Brooks Automation	115,687	1,360,479
China Techfaith Wireless Communication Technology ADR *	92,534	139,726
ChipMOS TECHNOLOGIES Bermuda *	44,920	601,928
Cogo Group *	193,977	477,183
Dynamics Research *	14,966	107,605
Envivio *	476	4,403
Fidelity National Information Services	9,707	326,835
GSI Technology *	158,736	671,453
Hackett Group *	13,563	77,445
Integrated Device Technology *	68,480	463,610
Integrated Silicon Solution *	79,966	849,239
Intevac *	225,758	1,819,609
IPG Photonics *	3,805	184,162
Kemet *	82,020	697,990
Magnachip Semiconductor *	248,147	2,923,172
Measurement Specialties *	16,271	581,363
NeoPhotonics *	108,910	515,144
ON Semiconductor *	16,090	132,903
OPTi *	153,098	225,054
PLX Technology *	41,612	165,616
Polycom *	152,073	2,018,009
Quantum *	56,440	134,327
Richardson Electronics	104,704	1,320,318
Rimage	42,606	387,289
Seagate Technology	41,348	1,271,865
SPS Commerce *	15,993	444,925
TechTarget *	165,078	1,228,181
THQ *	84,335	57,128
Ultra Clean Holdings *	274,223	1,878,428
Vishay Precision Group *	143,865	2,083,165
Vitesse Semiconductor *	32,776	96,361
Western Union	27,210	500,120
WPCS International *	87,681	94,695

		25,753,590

MATERIALS — 12.4%
Agnico-Eagle Mines	60,673	2,422,066
Agrium	970	85,263
Alamos Gold	13,210	240,336
AM Castle *	19,979	267,519
American Vanguard	6,730	168,250
Ashland	8,320	548,038
AuRico Gold *	16,560	151,689
Deltic Timber	1,000	61,080
Ferro *	41,690	216,371

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
MATERIALS (continued)
Horsehead Holding *	35,609	$399,889
Huntsman	13,290	188,186
Jaguar Mining *	133,648	362,186
MAG Silver *	118,490	1,188,455
Material Sciences *	188,218	1,437,986
Methanex	24,260	852,982
Neenah Paper	40,450	1,155,252
Northern Technologies International *	2,069	26,069
Olin	13,960	292,602
Omnova Solutions *	116,749	915,312
Owens-Illinois *	7,700	179,025
Q2 Gold Resources * (A)	15,766	—
Reliance Steel & Aluminum	2,630	146,991
Schnitzer Steel Industries, Cl A	7,872	313,857
SEMAFO	36,675	187,409
Solutia	29,753	843,200
Universal Stainless & Alloy *	4,860	225,504

		12,875,517

TELECOMMUNICATION SERVICES — 0.2%
8x8 *	44,790	184,983

TOTAL COMMON STOCK (Cost $77,057,098)		97,606,251

REGISTERED INVESTMENT COMPANIES — 1.0%
CLOSED-END FUNDS— 1.0%
BlackRock Floating Rate Income Strategies Fund	15,286	227,150
Eaton Vance Senior Floating-Rate Trust	21,080	329,691
Nuveen Credit Strategies Income Fund	54,958	505,064

TOTAL CLOSED-END FUNDS (Cost $1,041,694)		1,061,905

CONVERTIBLE BONDS — 0.1%
HEALTH CARE — 0.1%
KV Pharmaceutical 2.500%, 05/16/33	$345,000	61,238

INDUSTRIALS — 0.0%
Wabash National 3.375%, 05/01/18	50,000	51,375

TOTAL CONVERTIBLE BONDS (Cost $279,461)		112,613

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2012 (Unaudited)

SHORT-TERM INVESTMENT — 5.3%

	Shares	Value
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.190% (B) (Cost $5,497,048)	5,497,048	$5,497,048

TOTAL INVESTMENTS— 100.5% (Cost $83,875,301)†		$104,277,817

Percentages are based on Net Assets of $103,784,459.

*	Non-income producing security.
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2012, was $122,100 and represented 0.1% of net assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2012.

ADR — American Depositary Receipt

Cl — Class

†	At April 30, 2012, the tax basis cost of the Fund’s investments was $83,875,301, and the unrealized appreciation and depreciation were $22,483,733 and $(2,081,217) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$97,484,151	$—	$122,100	$97,606,251
Registered Investment Companies	1,061,905	—	—	1,061,905
Convertible Bonds	—	112,613	—	112,613
Short-Term Investment	5,497,048	—	—	5,497,048

Total Investments in Securities	$104,043,104	$112,613	$122,100	$104,277,817

Investments in Common Stock
Beginning balance as of February 1, 2012	$122,100
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—
Ending balance as of April 30, 2012	$122,100

Amounts designated as “—” are $0.

For the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

GRT-QH-001-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012